Fair Value Measurements - Change in Fair Value of Derivative Liabilities (Details) - IRLCs - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at beginning of period	$ 3,206	$ (514)	$ 1,640	$ (1,513)
Change in fair value of IRLCs	1,024	(953)	2,590	46
Balance at end of period	$ 4,230	$ (1,467)	$ 4,230	$ (1,467)